Annual Total Returns[BarChart] - Moderate Allocation Portfolio - Moderate Allocation Portfolio	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.84%	15.02%	7.03%	(0.16%)	7.55%	14.80%	(4.94%)	19.53%	13.77%